Note 4 - Loans and Related Allowance for Loan Losses (Details) - Allowance for Loan Losses (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 1,807,000				$ 3,688,000				$ 1,807,000	$ 3,688,000
Collectively evaluated for impairment	5,239,000				4,091,000				5,239,000	4,091,000
Balance	7,046,000				7,779,000				7,046,000	7,779,000	6,819,000	6,221,000
Charge-offs									(1,330,000)	(1,337,000)	(2,712,000)
Recoveries									401,000	129,000	225,000
Provision	(570,000)	153,000	300,000	313,000	975,000	143,000	450,000	600,000	196,000	2,168,000	3,085,000
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	179,000				1,189,000				179,000	1,189,000
Collectively evaluated for impairment	435,000				543,000				435,000	543,000
Balance	614,000				1,732,000				614,000	1,732,000	1,296,000	1,234,000
Charge-offs									(419,000)	(230,000)	(568,000)
Recoveries									191,000	71,000	76,000
Provision									(890,000)	595,000	554,000
Real Estate Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	210,000				933,000				210,000	933,000
Collectively evaluated for impairment	366,000				190,000				366,000	190,000
Balance	576,000				1,123,000				576,000	1,123,000	438,000	356,000
Charge-offs									(191,000)	(135,000)	(6,000)
Recoveries									33,000
Provision									(389,000)	820,000	88,000
Residential Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	855,000				600,000				855,000	600,000
Collectively evaluated for impairment	2,809,000				2,272,000				2,809,000	2,272,000
Balance	3,664,000				2,872,000				3,664,000	2,872,000	3,731,000	3,392,000
Charge-offs									(675,000)	(785,000)	(1,862,000)
Recoveries									107,000	31,000	122,000
Provision									1,360,000	(105,000)	2,079,000
Commercial Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	563,000				960,000				563,000	960,000
Collectively evaluated for impairment	1,607,000				1,031,000				1,607,000	1,031,000
Balance	2,170,000				1,991,000				2,170,000	1,991,000	1,306,000	1,143,000
Charge-offs										(123,000)	(265,000)
Recoveries									46,000
Provision									133,000	808,000	428,000
Consumer Installment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment					6,000					6,000
Collectively evaluated for impairment	22,000				55,000				22,000	55,000
Balance	22,000				61,000				22,000	61,000	48,000	96,000
Charge-offs									(45,000)	(64,000)	(11,000)
Recoveries									24,000	27,000	27,000
Provision									$ (18,000)	$ 50,000	$ (64,000)